Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net	PROPERTY, PLANT AND EQUIPMENT, NET
The following table presents the components of property, plant and equipment, net as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Cost (1):
Land, buildings and leasehold improvements (2)	$940,704	$841,988
Instruments, machinery and equipment (3)	1,480,007	1,352,749
Office furniture and other	85,988	84,361
Motor vehicles and airplanes	50,131	51,287
Total cost	2,556,830	2,330,385
Accumulated depreciation	(1,468,880)	(1,381,178)
Depreciated cost	$1,087,950	$949,207

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 amounted to $120,895, $112,063 and $106,068, respectively.

(1)     Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $39,250 and $39,121 as of December 31, 2023 and 2022, respectively.

(2)    Set forth below is additional information regarding the real estate owned or leased by the Company (square feet):

	Israel(A)	U.S.(B)	Other Countries(C)
Owned	2,066,738	894,735	1,039,287
Leased	7,035,265	861,043	635,479

a.Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.

b.Includes mainly offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America, primarily in Texas, New Hampshire, South Carolina Florida, Alabama and Virginia. The facilities in New Hampshire, Florida and Alabama are located on owned land totaling approximately 109 acres. Universal Avionics Systems Corporation's facilities are located in Arizona, Washington and Georgia, of which 166,000 square feet are owned and 83,000 square feet are leased.

c.Includes offices, design and engineering facilities and manufacturing facilities in Europe, Latin America, Canada and Asia-Pacific.

(3)     Includes equipment produced by the Company for its own use in the aggregate amount of $127,301 and $119,892 as of December 31, 2023 and 2022, respectively, and capitalized costs related to the new ERP system (see Note 2M).

As for liens on assets – see Notes 21G.